Property, plant and equipment	3 Months Ended
Mar. 31, 2024
Property Plant And Equipment
Property, plant and equipment

15	Property, plant and equipment

(a)	Statement of financial position details

	March 31, 2024				December 31, 2023
	Cost	Accumulated depreciation	Net	Annual average depreciation rate	Cost	Accumulated depreciation	Net	Annual average depreciation rate
Land	94,228	-	94,228	-	94,228	-	94,228	-
Buildings	126,959	(45,197)	81,762	2.2%	125,672	(44,726)	80,946	2.2%
Equipment	452,917	(318,950)	133,967	14.1%	443,380	(313,193)	130,187	14.2%
Transportation equipment	14,904	(10,810)	4,094	9.9%	14,625	(10,384)	4,241	9.9%
Furniture and fixtures	41,123	(16,328)	24,795	6.7%	41,049	(15,876)	25,173	6.8%
Other	147,120	(1,654)	145,466	6.5%	140,548	(764)	139,784	6.5%
Total	877,251	(392,939)	484,312	9.6%	859,502	(384,943)	474,559	9.7%

(b)	Changes

	December 31, 2023	Additions	Transfers	Write-offs and disposals	Depreciation	March 31, 2024
Land	94,228	-	-	-	-	94,228
Buildings	80,946	603	692	-	(479)	81,762
Equipment	130,187	9,147	1,740	(109)	(6,998)	133,967
Transportation equipment	4,241	-	-	-	(147)	4,094
Furniture and fixtures	25,173	382	(223)	(5)	(532)	24,795
Other	139,784	5,779	682	-	(779)	145,466
Total	474,559	15,911	2,891	(114)	(8,935)	484,312
	December 31, 2022	Additions	Transfers	Write-offs and disposals	Depreciation	March 31, 2023
Land	94,228	-	-	-	-	94,228
Buildings	47,968	1,037	(85)	-	(296)	48,624
Equipment	120,865	16,881	87	(243)	(6,235)	131,355
Transportation equipment	2,495	-	2,059	-	(149)	4,405
Furniture and fixtures	23,496	3,027	291	(40)	(391)	26,383
Other	49,887	10,009	-	-	(21)	59,875
Total	338,939	30,954	2,352	(283)	(7,092)	364,870